Vessels, net - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($) Vessels	Dec. 31, 2018 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,159	$ 1,299
Variable Interest Entities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	82,900
Property, plant and equipment, net	73,700
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	1,374,000	1,337,000
Property, plant and equipment, net	$ 1,053,000	$ 1,084,000
Number of vessels contracted | Vessels	25	23
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,413,000	$ 1,509,000